Inventories	12 Months Ended
Mar. 31, 2021
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
12.	Inventories

	March 31, 2021	March 31, 2020
Trade inventories	1,414,738	1,302,056
	1,414,738	1,302,056

The inventories amounting to ₹ 1,414,738 (March 31, 2020: ₹1,302,056) are secured in connection with bank borrowings and overdraft.